Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value
Fair Value

(21) Fair Value

        Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurements and Disclosures" ("ASC 820") defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. ASC 820 applies to all financial instruments that are being measured and reported on a fair value basis. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; it also establishes a fair value hierarchy that prioritizes the inputs used in valuation methodologies into the following three levels:

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  Level 1 Inputs—Unadjusted quoted prices in active markets for identical assets or liabilities.

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  Level 2 Inputs—Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

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  Level 3 Inputs—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or other valuation techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

        A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy is set forth below.

        The following table represents assets and liabilities reported on the consolidated statements of condition at their fair value as of December 31, 2011 by level within the fair value measurement hierarchy.

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
Residential mortgage-backed securities
Available-for-sale	$4,969,263	$—	$4,929,658	$39,605
States and political subdivisions
Available-for-sale	224,761	—	224,761	—
Other
Available-for-sale	19,891	19,891	—	—

        The following table represents assets and liabilities reported on the consolidated balance sheets at their fair value as of December 31, 2010 by level within the fair value measurement hierarchy.

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
U.S. Treasury securities
Available-for-sale	$1,327	$—	$1,327	$—
Residential mortgage-backed securities
Available-for-sale	4,924,468	—	4,878,440	46,028
States and political subdivisions
Available-for-sale	145,997	—	145,997	—
Other
Available-for-sale	14,665	14,665	—	—

        Investment securities available-for-sale are classified within level 2 and level 3 of the valuation hierarchy, with the exception of certain equity investments that are classified within level 1. For investments classified as level 2 in the fair value hierarchy, the Company obtains fair value measurements for investment securities from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond's terms and conditions, among other things. Investment securities classified as level 3 are non-agency mortgage-backed securities. The non-agency mortgage-backed securities held by the Company are traded in in-active markets and markets that have experienced significant decreases in volume and level of activity, as exhibited by few recent transactions, a significant decline or absence of new issuances, price quotations that are not based on comparable securities transactions and wide bid-ask spreads, among other factors. As a result of the inability to use quoted market prices to determine fair value for these securities, the Company determined that fair value, as determined by level 3 inputs in the fair value hierarchy, is more appropriate for financial reporting and more consistent with the expected performance of the investments. For the investments classified within level 3 of the fair value hierarchy, the Company used a discounted cash flow model to determine fair value. Inputs in the model included both historical performance and expected future performance based on information currently available. Assumptions used in the discounted cash flow model for the years ended December 31, 2011 and 2010, included estimates on future principal prepayment rates, default and loss severity rates. The Company estimates that future principal prepayment rates will range from 4 - 5% and used a 13% discount rate. Default rates used in the model were 10 - 11% for the first year and 7% thereafter, and loss severity rates started at 60% for the first year and are decreased by 10% for the following three years, and remains at 20% thereafter.

        The following table presents a reconciliation of activity for such mortgage-backed securities on a net basis (Dollars in thousands):

Balance at December 31, 2010	$46,028
Principal paydowns	(5,420)
Total unrealized gains (losses) included in:
Other comprehensive income	(26)
Net income	(977)

Balance at December 31, 2011	$39,605

        Certain assets and liabilities are measured at fair value on a nonrecurring basis. They are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

        The following table represents assets measured at fair value on a non-recurring basis as of and for the period ended December 31, 2011 by level within the fair value measurement hierarchy:

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value Year ended December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Provision During Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$81,723	$—	$—	$81,723	$15,457
Other real estate owned	34,631	—	—	34,631	9,509

        The following table represents assets measured at fair value on a non-recurring basis as of and for the year ended December 31, 2010 by level within the fair value measurement hierarchy:

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value Year ended December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Provision During Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$24,034	$—	$—	$24,034	$(114)
Other real estate owned	4,304	—	—	4,304	719

        The Company's assets measured at fair value on a non-recurring basis are limited to impaired loans and other real estate owned. Impaired loans are classified within level 3 of the valuation hierarchy. The fair value of impaired loans is derived in accordance with FASB ASC Topic 310, "Receivables". The fair value of impaired loans is based on the fair value of the collateral, as determined through an external appraisal process, discounted based on internal criteria. Impaired loans are primarily comprised of collateral-dependent commercial loans. Impaired loans are remeasured and reported at fair value through a specific valuation allowance allocation of the allowance for probable loan losses based upon the fair value of the underlying collateral.

        Other real estate owned is comprised of real estate acquired by foreclosure and deeds in lieu of foreclosure. Other real estate owned is carried at the lower of the recorded investment in the property or its fair value less estimated costs to sell such property (as determined by independent appraisal) within level 3 of the fair value hierarchy. Prior to foreclosure, the value of the underlying loan is written down to the fair value of the real estate to be acquired by a charge to the allowance for probable loan losses, if necessary. The fair value is reviewed periodically and subsequent write downs are made accordingly. Other real estate owned is included in other assets on the consolidated financial statements. For the years ended December 31, 2011 and December 31, 2010, the Company recorded $1,100,000 and $22,790,000 in charges to the allowance for probable loan losses in connection with other real estate owned. For the years ended December 31, 2011 and December 31, 2010, the Company recorded $9,509,000 and $719,000 in write downs in fair value in connection with other real estate owned.

        The fair value estimates, methods, and assumptions for the Company's financial instruments at December 31, 2011 and December 31, 2010 are outlined below.

Cash and Due From Banks

        For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

Investment securities held-to-maturity

        The carrying amounts of investments held-to-maturity approximate fair value.

Investment Securities

        For investment securities, which include U. S. Treasury securities, obligations of other U. S. government agencies, obligations of states and political subdivisions and mortgage pass through and related securities, fair values are from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond's terms and conditions, among other things. See disclosures of fair value of investment securities in Note 2.

Loans

        Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type such as commercial, real estate and consumer loans as outlined by regulatory reporting guidelines. Each category is segmented into fixed and variable interest rate terms and by performing and non-performing categories.

        For variable rate performing loans, the carrying amount approximates the fair value. For fixed rate performing loans, except residential mortgage loans, the fair value is calculated by discounting scheduled cash flows through the estimated maturity using estimated market discount rates that reflect the credit and interest rate risk inherent in the loan. For performing residential mortgage loans, fair value is estimated by discounting contractual cash flows adjusted for prepayment estimates using discount rates based on secondary market sources or the primary origination market. At December 31, 2011, and December 31, 2010, the carrying amount of fixed rate performing loans was $1,273,989,000 and $1,337,827,000, respectively, and the estimated fair value was $1,200,837,000 and $1,226,413,000, respectively.

Accrued Interest

        The carrying amounts of accrued interest approximate fair value.

Deposits

        The fair value of deposits with no stated maturity, such as non-interest bearing demand deposit accounts, savings accounts and interest bearing demand deposit accounts, was equal to the amount payable on demand as of December 31, 2011 and December 31, 2010. The fair value of time deposits is based on the discounted value of contractual cash flows. The discount rate is based on currently offered rates. At December 31, 2011 and December 31, 2010, the carrying amount of time deposits was $3,311,381,000 and $3,437,640,000, respectively, and the estimated fair value was $3,323,680,000 and $3,449,980,000, respectively.

Securities Sold Under Repurchase Agreements

        Securities sold under repurchase agreements include both short and long-term maturities. Due to the contractual terms of the short-term instruments, the carrying amounts approximated fair value at December 31, 2011 and December 31, 2010. The fair value of the long-term instruments is based on established market spreads. At December 31, 2011 and December 31, 2010, the carrying amount of long-term repurchase agreements was $1,000,000,000 and the estimated fair value was $1,161,849,000 and $1,123,774,000, respectively.

  Junior Subordinated Deferrable Interest Debentures

        The Company currently has fixed and floating rate junior subordinated deferrable interest debentures outstanding. Due to the contractual terms of the floating rate junior subordinated deferrable interest debentures, the carrying amounts approximated fair value at December 31, 2011 and December 31, 2010. The fair value of the fixed rate junior subordinated deferrable interest debentures is based on established market spreads to the debentures. At December 31, 2011 and December 31, 2010, the carrying amount of fixed rate junior subordinated deferrable interest debentures was $87,630,000 and $139,259,000, respectively, and the estimated fair value was $43,403,000 and $74,103,000, respectively.

Other Borrowed Funds

        The company currently has short and long-term borrowings issued from the Federal Home Loan Bank ("FHLB"). Due to the contractual terms of the short-term borrowings, the carrying amounts approximated fair value at December 31, 2011 and December 31, 2010. The fair value of the long-term borrowings is based on established market spreads for similar types of borrowings. At December 31, 2011 and December 31, 2010, the carrying amount of the long-term FHLB borrowings was $6,661,000 and $6,780,000, respectively, and the estimated fair value was $6,998,000 and $6,780,000, respectively.

Commitments to Extend Credit and Letters of Credit

        Commitments to extend credit and fund letters of credit are principally at current interest rates and therefore the carrying amount approximates fair value.

  Limitations

        Fair value estimates are made at a point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

        Fair value estimates are based on existing on-and off-statement of condition financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Other significant assets and liabilities that are not considered financial assets or liabilities include the bank premises and equipment and core deposit value. In addition, the tax ramifications related to the effect of fair value estimates have not been considered in the above estimates.